Document and Entity Information	Aug. 03, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 03, 2015
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Aug. 03, 2015
Document Effective Date	Aug. 10, 2015
Prospectus Date	Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund | Institutional
Prospectus:
Trading Symbol	BBGSX